AllianzGI Health Sciences Fund
AllianzGI Health Sciences Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 121 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees AllianzGI Health Sciences Fund		A	B	C	Institutional Class	D
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	5.00%	1.00%	none	none
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AllianzGI Health Sciences Fund	A	B	C	Institutional Class	D
Management Fees	1.20%	1.20%	1.20%	1.10%	1.20%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	none	0.25%
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.46%	2.21%	2.21%	1.11%	1.46%

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Example: Assuming you redeem your shares at the end of each period
Expense Example AllianzGI Health Sciences Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A	690	986	1,304	2,200
B	724	991	1,385	2,266
C	324	691	1,185	2,544
Institutional Class	113	353	612	1,352
D	149	462	797	1,746

Example: Assuming you do not redeem your shares
Expense Example No Redemption AllianzGI Health Sciences Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A	690	986	1,304	2,200
B	224	691	1,185	2,266
C	224	691	1,185	2,544
Institutional Class	113	353	612	1,352
D	149	462	797	1,746

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2014 was 119%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies

The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in health sciences-related companies. The portfolio managers consider health sciences-related companies to include companies that design, manufacture or sell products or services used for or in connection with healthcare, medicine or life sciences or that otherwise promote healthy living. The Fund will invest primarily in common stocks and other equity securities. Although the Fund may invest in companies of any market capitalization, the Fund does not currently intend to invest more than 15% of its assets in companies with market capitalizations below $100 million. The Fund may invest in U.S. and non-U.S. companies, and currently expects the majority of its non-U.S. investments will normally be in Asia and Western Europe. The Fund may invest up to 15% of its assets in emerging market securities (but no more than 10% in any one emerging market country). Effective December 22, 2014, the Fund changed its name from “AllianzGI Wellness Fund” to “AllianzGI Health Sciences Fund” and, consistent with the type of investments suggested by the Fund’s name, adopted the revised 80% test referenced above. The portfolio managers develop forecasts of economic growth, inflation and interest rates that are used to help identify regions and countries that are likely to offer the best investment opportunities. The portfolio managers may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which a company is located. The portfolio managers ordinarily look for the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts, short sales and other derivative instruments. Although the Fund may invest in derivatives of any kind, it expects to write (sell) put and call options on securities for hedging, risk management or other purposes.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first five risks):

Market Risk:  The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Issuer Risk:  The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Equity Securities Risk:  Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Focused Investment Risk (Health Sciences-Related Risk):  Focusing on a limited number of issuers, sectors (such as the health sciences sector), industries or geographic regions increases risk and volatility.

Smaller Company Risk:  Securities issued by smaller companies may be more volatile and present increased liquidity risk relative to securities issued by larger companies.

Credit and Counterparty Risk:  An issuer or counterparty may default on obligations.

Currency Risk:  The values of non-U.S. securities may fluctuate with currency exchange rates and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Derivatives Risk:  Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation.

Emerging Markets Risk:  Non-U.S. investment risk may be particularly high to the extent that the Fund invests in emerging market securities. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries.

IPO Risk:  Securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility.

Leveraging Risk:  Instruments and transactions that constitute leverage magnify gains or losses and increase volatility.

Liquidity Risk:  The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk:  The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Non-U.S. Investment Risk:  Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets.

Short Selling Risk:  Short selling enhances leveraging risk and involves counterparty risk and the risk of unlimited loss.

Turnover Risk:  High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Please see “Summary of Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index, a sector-specific custom benchmark and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. The Fund’s Institutional Class shares were not outstanding during the time periods shown. Although Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Institutional Class performance would be higher than Class A performance because of the higher expenses paid by Class A shares. Class D performance would be similar to Class A performance because of the similar expenses paid by Class A shares. Class B and Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit us.allianzgi.com for more current performance information.

Calendar Year End (through 12/31)

Calendar Year Total Returns - Class A

More Recent Return Information
1/1/14–6/30/14	13.33%

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)
Highest 07/01/2009–09/30/2009	17.98%
Lowest 10/01/2008–12/31/2008	-17.46%

Average Annual Total Returns (for periods ended 12/31/13)
Average Annual Returns AllianzGI Health Sciences Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
A	26.85%	17.84%	7.82%	11.41%	Dec. 31, 1996
B	28.22%	18.08%	7.79%	11.39%	Dec. 31, 1996
C	32.25%	18.29%	7.63%	10.95%	Dec. 31, 1996
Institutional Class	34.71%	19.60%	8.81%	12.21%	Dec. 31, 1996
D	34.25%	19.18%	8.43%	11.82%	Dec. 31, 1996
After Taxes on Distributions A	20.19%	15.96%	6.96%	10.02%
After Taxes on Distributions and Sale of Fund Shares A	17.89%	14.28%	6.27%	9.22%
MSCI World Index (returns reflect no deduction for fees or expenses but are net of dividend tax withholding)	26.68%	15.02%	6.98%	6.06%	Dec. 31, 1996
World Healthcare & Consumer Blended Benchmark (returns reflect no deduction for fees or expenses but are net of dividend tax withholding)	34.39%	17.42%	8.77%	6.02%	Dec. 31, 1996
Lipper Health/Biotechnology Funds Average	48.85%	22.30%	11.37%	11.79%	Dec. 31, 1996

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.